Taxes - Current and deferred income tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax expense	$ (119)	$ (202)	$ (234)
Deferred tax income/(expense)	223	(122)	307
Total income tax income/(expense)	104	(324)	73
Country of domicile [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax expense	(14)	(34)	(77)
Deferred tax income/(expense)	96	(246)	78
Foreign countries [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax expense	(105)	(168)	(157)
Deferred tax income/(expense)	$ 127	$ 124	$ 229